LONG-TERM INVESTMENTS, NET - Long term investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
LONG-TERM INVESTMENTS, NET
Equity investments without readily determinable fair values	¥ 18,565		¥ 30,821
Equity method investments	822,815		718,094
Available-for-sale debt investments	44,491		45,773
Equity investment with NAV practical expedient	176,789
Long term investments	¥ 1,062,660	$ 151,958	¥ 794,688